Other Net Operating Results (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Other Operating Results Net [abstract]
Result of companies' revaluation		$ 11,980
Result for sale of participation in areas	$ 778	2,322
Lawsuits	(2,732)	(2,365)	$ (1,240)
Insurance	498	417	206
Construction incentive	688		188
Unrecoverable credit - Resolution MINEM No. 508/E-2017	(622)
Miscellaneous	260	(409)	32
Other operating results, net	$ (1,130)	$ 11,945	$ (814)